SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Net revenues	$ 259,759	¥ 1,785,970	¥ 959,486	¥ 873,837
Segment (loss)/profit		88,527	80,498	74,131
B2C segment
Segment reporting
Net revenues		847,476	862,327	870,361
Cost of products sold		(767,073)	(780,137)	(796,230)
Segment (loss)/profit		80,403	82,190	¥ 74,131
B2B segment
Segment reporting
Net revenues		922,751	86,890
Cost of products sold		(914,627)	(88,582)
Segment (loss)/profit		¥ 8,124	¥ (1,692)